Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2016 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥) Reporting_unit	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Feb. 29, 2016 CNY (¥)
Goodwill [Line Items]
Goodwill				¥ 1,568,653	¥ 1,568,653	¥ 1,663,961	$ 233,737	¥ 1,568,653
Number of reporting units | Reporting_unit						2
Impairment loss	[1]				96,236
Cross-border Business
Goodwill [Line Items]
Goodwill					0	¥ 96,236
Impairment loss	[1]				96,236
Domestic Business
Goodwill [Line Items]
Goodwill				1,568,653	1,568,653	1,567,725		¥ 1,568,653
Impairment loss			¥ 0	¥ 0	¥ 0
Hangzhou MG
Goodwill [Line Items]
Goodwill		¥ 928
Total consideration		3,000
Fair value of Hangzhou MG's net assets		¥ 2,072
Aimei Tech Holdings Limited
Goodwill [Line Items]
Goodwill						¥ 96,236
Meiliworks Limited
Goodwill [Line Items]
Goodwill									¥ 1,567,725

[1]	Goodwill impairment Goodwill is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.